Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of interest bearing financial liabilities

	2025
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	38,738	101,274	140,012
Obligations under leases (Note 18)	69,683	—	69,683
Debt instruments (Note 19)	—	26,014	26,014
Other financial liabilities (Note 20) (*)	33,443	—	33,443
	141,864	127,288	269,152

(*) Excluding derivative instruments

	2024
	Fixed rate	Floating rate	Total
	U.S.$'000	U.S.$'000	U.S.$'000
Bank borrowings (Note 17)	14,831	42,331	57,162
Obligations under leases (Note 18)	69,452	—	69,452
Debt instruments (Note 19)	—	10,135	10,135
Other financial liabilities (Note 20) (*)	52,380	19,484	71,864
	136,663	71,950	208,613

Schedule of undiscounted cash flow maturities

	2025
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	81,402	20,283	16,781	27,943	146,409
Leases	14,723	12,734	24,393	102,296	154,146
Debt instruments	26,014	—	—	—	26,014
Financial loans from government agencies	12,447	12,549	10,648	—	35,644
Payables to related parties	2,577	—	—	—	2,577
Payable to non-current asset suppliers	8,993	122	—	—	9,115
Contingent consideration	3,261	—	—	—	3,261
Trade and other payables	144,853	—	—	—	144,853
	294,270	45,688	51,822	130,239	522,019

	2024
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	43,251	681	13,230	—	57,162
Leases	14,225	14,504	26,155	114,925	169,809
Debt instruments	10,268	—	—	—	10,268
Financial loans from government agencies	47,283	9,408	12,960	—	69,651
Payables to related parties	2,664	—	—	—	2,664
Payable to non-current asset suppliers	7,066	143	—	—	7,209
Contingent consideration	2,163	1,489	—	—	3,652
Trade and other payables	157,064	—	—	—	157,064
	283,984	26,225	52,345	114,925	477,479

Schedule of changes in liabilities arising from financing activities

	January 1, 2024	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2025
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	57,162	71,108	6,839	5,000	(97)	140,012
Obligations under leases (Note 18)	69,452	(16,186)	7,849	5,906	2,662	69,683
Debt instruments (Note 19)	10,135	13,117	1,726	1,036	—	26,014
Financial loans from government agencies (Note 20)	71,864	(46,831)	6,358	2,001	51	33,443
Total liabilities from financing activities	208,613	21,208	22,772	13,943	2,616	269,152
Other amounts paid due to net financing activities		(17,744)
Net cash (used) in financing activities		3,464

	January 1, 2023	Changes from financing cash flows	Effect of changes in foreign exchange rates	Interest expenses	Other changes	December 31, 2024
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings (Note 17)	46,548	9,529	(2,389)	3,887	(413)	57,162
Obligations under leases (Note 18)	66,250	(16,201)	(3,794)	5,935	17,262	69,452
Debt instruments (Note 19)	154,780	(144,993)	(114)	1,799	(1,337)	10,135
Financial loans from government agencies (Note 20)	77,442	(3,458)	(4,034)	4,371	(2,457)	71,864
Total liabilities from financing activities	345,020	(155,123)	(10,331)	15,992	13,055	208,613
Other amounts paid due to net financing activities		(20,385)
Net cash (used) in financing activities		(175,508)